Fair Value Measurements - Financial Assets and Liabilities Measured on Recurring Basis (Detail) (Financial Assets and Liabilities Measured on Recurring Basis [Member], USD $)
In Millions, unless otherwise specified
	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Assets:
Asset	$ 40		$ 37		$ 43
Liabilities:
Liabilities	40		44		44
Interest rate swap arrangements [Member]
Liabilities:
Liabilities	18	[1]	22	[1]	24	[1]
Deferred compensation liabilities [Member]
Liabilities:
Liabilities	22	[2]	22	[2]	20	[2]
Investments in equity securities [Member]
Assets:
Asset	16	[3]	13	[3],[4]	21	[5]
Plan assets for deferred compensation [Member]
Assets:
Asset	22	[6]	22	[6],[7]	20	[7]
Investment in mutual funds [Member]
Assets:
Asset	2	[8]	2	[8]	2	[8]
Level 1 [Member]
Assets:
Asset	40		37		43
Liabilities:
Liabilities	22		22		20
Level 1 [Member] | Interest rate swap arrangements [Member]
Liabilities:
Liabilities		[1]		[1]
Level 1 [Member] | Deferred compensation liabilities [Member]
Liabilities:
Liabilities	22	[2]	22	[2]	20	[2]
Level 1 [Member] | Investments in equity securities [Member]
Assets:
Asset	16	[3]	13	[3],[4]	21	[5]
Level 1 [Member] | Plan assets for deferred compensation [Member]
Assets:
Asset	22	[6]	22	[6],[7]	20	[7]
Level 1 [Member] | Investment in mutual funds [Member]
Assets:
Asset	2	[8]	2	[8]	2	[8]
Level 2 [Member]
Assets:
Asset
Liabilities:
Liabilities	18		22		24
Level 2 [Member] | Interest rate swap arrangements [Member]
Liabilities:
Liabilities	18	[1]	22	[1]	24	[1]
Level 2 [Member] | Deferred compensation liabilities [Member]
Liabilities:
Liabilities		[2]		[2]
Level 2 [Member] | Investments in equity securities [Member]
Assets:
Asset		[3]		[3]
Level 2 [Member] | Plan assets for deferred compensation [Member]
Assets:
Asset		[6]		[6]
Level 2 [Member] | Investment in mutual funds [Member]
Assets:
Asset		[8]		[8]
Level 3 [Member]
Assets:
Asset
Liabilities:
Liabilities
Level 3 [Member] | Interest rate swap arrangements [Member]
Liabilities:
Liabilities		[1]		[1]
Level 3 [Member] | Deferred compensation liabilities [Member]
Liabilities:
Liabilities		[2]		[2]
Level 3 [Member] | Investments in equity securities [Member]
Assets:
Asset		[3]		[3]
Level 3 [Member] | Plan assets for deferred compensation [Member]
Assets:
Asset		[6]		[6]
Level 3 [Member] | Investment in mutual funds [Member]
Assets:
Asset		[8]		[8]

[1]	Derivative financial instruments include interest rate swap arrangements recorded at fair value based on externally-developed valuation models that use readily observable market parameters and the consideration of counterparty risk.
[2]	The Company offers certain employees the opportunity to participate in a deferred compensation plan. A participant's deferrals are invested in a variety of participant directed stock and bond mutual funds and are classified as trading securities. Changes in the fair value of these securities are measured using quoted prices in active markets based on the market price per unit multiplied by the number of units held exclusive of any transaction costs. A corresponding adjustment for changes in fair value of the trading securities is also reflected in the changes in fair value of the deferred compensation obligation.
[3]	Investments in equity securities are carried at fair value, which is based on the quoted market price at period end in an active market. These investments are classified as available-for-sale with any unrealized gains or losses resulting from changes in fair value recorded, net of tax, as a component of accumulated other comprehensive income/(loss) until realized. Nielsen assesses declines in the value of individual investments to determine whether such decline is other than temporary and thus the investment is impaired by considering available evidence. For the three months ended March 31, 2013, Nielsen noted no such impairments.
[4]	The gain for the year ended December 31, 2011 primarily related to a Publications property that was previously sold. The $5 million loss (net of a tax benefit of $3 million) for the year ended December 31, 2010 includes the net loss on the sale of the remaining Publications properties.
[5]	Investments in equity securities are carried at fair value, which is based on the quoted market price at period end in an active market. These investments are classified as available-for-sale with any unrealized gains or losses resulting from changes in fair value recorded, net of tax, as a component of accumulated other comprehensive income/(loss) until realized. Nielsen assesses declines in the value of individual investments to determine whether such decline is other than temporary and thus the investment is impaired by considering available evidence. For the year ended December 31, 2012, the Company recorded a $6 million impairment in Other Expense, net in the consolidated statement of operations for a decline in value of an investment in an equity security that was determined to be other-than-temporary.
[6]	Plan assets are comprised of investments in mutual funds, which are intended to fund liabilities arising from deferred compensation plans. These investments are carried at fair value, which is based on quoted market prices at period end in active markets. These investments are classified as trading securities with any gains or losses resulting from changes in fair value recorded in other expense, net in the condensed consolidated statements of operations.
[7]	Plan assets are comprised of investments in mutual funds, which are intended to fund liabilities arising from deferred compensation plans. These investments are carried at fair value, which is based on quoted market prices at period end in active markets. These investments are classified as trading securities with any gains or losses resulting from changes in fair value recorded in other expense, net in the consolidated statements of operations.
[8]	Investments in mutual funds are money-market accounts held with the intention of funding certain specific retirement plans.